Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Large Cap Growth Fund

October 31, 2019

ZLG-QTLY-1219
1.9881573.102

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
COMMUNICATION SERVICES - 16.9%
Entertainment - 4.2%
Activision Blizzard, Inc.	3,687	$206,583
Netflix, Inc. (a)	1,169	335,982
Nintendo Co. Ltd.	42	15,405
Nintendo Co. Ltd. ADR	138	6,420
Sea Ltd. ADR (a)	3,965	117,998
Take-Two Interactive Software, Inc. (a)	182	21,904
The Walt Disney Co.	2,383	309,599
Ubisoft Entertainment SA (a)	49	2,893
		1,016,784
Interactive Media & Services - 12.5%
Alphabet, Inc. Class A (a)	1,413	1,778,684
CarGurus, Inc. Class A (a)	590	19,818
Facebook, Inc. Class A (a)	5,456	1,045,642
Match Group, Inc.	634	46,276
Snap, Inc. Class A (a)	2,317	34,894
Tencent Holdings Ltd.	2,976	120,715
		3,046,029
Media - 0.0%
Sinclair Broadcast Group, Inc. Class A	285	11,354
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	611	50,505

TOTAL COMMUNICATION SERVICES		4,124,672

CONSUMER DISCRETIONARY - 21.9%
Auto Components - 0.0%
Lear Corp.	61	7,184
Automobiles - 1.7%
Ferrari NV	28	4,483
Tesla, Inc. (a)	1,277	402,153
		406,636
Diversified Consumer Services - 0.1%
Afya Ltd.	567	15,309
Hotels, Restaurants & Leisure - 2.2%
Chipotle Mexican Grill, Inc. (a)	68	52,915
Churchill Downs, Inc.	119	15,469
Eldorado Resorts, Inc. (a)	879	39,353
Kambi Group PLC (a)	619	10,225
MGM Mirage, Inc.	333	9,491
Penn National Gaming, Inc. (a)	1,465	31,226
Planet Fitness, Inc. (a)	832	52,965
Restaurant Brands International, Inc.	1,335	87,341
Royal Caribbean Cruises Ltd.	271	29,493
Shake Shack, Inc. Class A (a)	418	34,393
Starbucks Corp.	1,083	91,578
Vail Resorts, Inc.	101	23,469
Wynn Resorts Ltd.	554	67,222
		545,140
Household Durables - 0.3%
D.R. Horton, Inc.	425	22,257
Roku, Inc. Class A (a)	370	54,464
		76,721
Internet & Direct Marketing Retail - 10.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,262	222,958
Amazon.com, Inc. (a)	934	1,659,400
JD.com, Inc. sponsored ADR (a)	1,398	43,548
MercadoLibre, Inc. (a)	107	55,803
Ocado Group PLC (a)	486	8,367
Pinduoduo, Inc. ADR (a)	3,126	127,791
The Booking Holdings, Inc. (a)	103	211,023
The RealReal, Inc.	3,711	85,761
Wayfair LLC Class A (a)	399	32,810
		2,447,461
Multiline Retail - 1.2%
Dollar General Corp.	139	22,287
Dollar Tree, Inc. (a)	1,924	212,410
Dollarama, Inc.	455	15,307
Ollie's Bargain Outlet Holdings, Inc. (a)	291	18,589
Target Corp.	343	36,670
		305,263
Specialty Retail - 3.5%
American Eagle Outfitters, Inc.	1,468	22,578
Best Buy Co., Inc.	34	2,442
Burlington Stores, Inc. (a)	339	65,146
Carvana Co. Class A (a)	860	69,729
Five Below, Inc. (a)	323	40,411
Floor & Decor Holdings, Inc. Class A (a)	988	45,280
Lowe's Companies, Inc.	2,508	279,918
The Children's Place Retail Stores, Inc.	98	8,027
The Home Depot, Inc.	1,139	267,187
TJX Companies, Inc.	732	42,200
Urban Outfitters, Inc. (a)	110	3,157
		846,075
Textiles, Apparel & Luxury Goods - 2.9%
adidas AG	270	83,368
Allbirds, Inc. (a)(b)(c)	43	2,131
Burberry Group PLC	162	4,289
Capri Holdings Ltd. (a)	306	9,507
Crocs, Inc. (a)	1,125	39,364
Deckers Outdoor Corp. (a)	91	13,914
lululemon athletica, Inc. (a)	1,076	219,795
LVMH Moet Hennessy Louis Vuitton SE	77	32,883
Moncler SpA	734	28,275
NIKE, Inc. Class B	2,463	220,562
PVH Corp.	571	49,768
		703,856

TOTAL CONSUMER DISCRETIONARY		5,353,645

CONSUMER STAPLES - 3.1%
Beverages - 0.2%
Budweiser Brewing Co. APAC Ltd. (a)(d)	2,700	9,803
Fever-Tree Drinks PLC	686	16,528
Monster Beverage Corp. (a)	573	32,162
		58,493
Food & Staples Retailing - 0.9%
BJ's Wholesale Club Holdings, Inc. (a)	1,988	53,080
Costco Wholesale Corp.	447	132,808
Grocery Outlet Holding Corp.	430	13,717
Walmart, Inc.	248	29,080
		228,685
Food Products - 0.2%
Campbell Soup Co.	189	8,753
JBS SA	461	3,252
Nestle SA (Reg. S)	76	8,131
Tyson Foods, Inc. Class A	210	17,386
		37,522
Household Products - 0.0%
Energizer Holdings, Inc.	282	11,982
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	222	41,352
Herbalife Nutrition Ltd. (a)	54	2,412
MTG Co. Ltd.	100	947
		44,711
Tobacco - 1.6%
Altria Group, Inc.	8,041	360,156
JUUL Labs, Inc. Class A (a)(b)(c)	217	29,935
		390,091

TOTAL CONSUMER STAPLES		771,484

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
EOG Resources, Inc.	94	6,515
Hess Corp.	323	21,237
Reliance Industries Ltd.	5,323	109,635
		137,387
FINANCIALS - 1.1%
Banks - 0.5%
Bank of America Corp.	2,543	79,520
Citigroup, Inc.	295	21,199
IndusInd Bank Ltd.	95	1,756
Kotak Mahindra Bank Ltd.	515	11,414
Wells Fargo & Co.	137	7,073
		120,962
Capital Markets - 0.2%
London Stock Exchange Group PLC	137	12,346
Moody's Corp.	64	14,124
MSCI, Inc.	122	28,616
S&P Global, Inc.	9	2,322
		57,408
Insurance - 0.2%
eHealth, Inc. (a)	610	42,114
Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp. Ltd.	365	10,947
LendingTree, Inc. (a)	97	34,905
		45,852

TOTAL FINANCIALS		266,336

HEALTH CARE - 11.0%
Biotechnology - 3.4%
AbbVie, Inc.	1,353	107,631
ACADIA Pharmaceuticals, Inc. (a)	144	6,107
Acceleron Pharma, Inc. (a)	285	12,788
Agios Pharmaceuticals, Inc. (a)	39	1,173
Aimmune Therapeutics, Inc. (a)	405	11,267
Alexion Pharmaceuticals, Inc. (a)	1,341	141,341
Allakos, Inc. (a)	253	17,356
Alnylam Pharmaceuticals, Inc. (a)	527	45,712
AnaptysBio, Inc. (a)	98	3,697
Argenx SE ADR (a)	33	4,041
Ascendis Pharma A/S sponsored ADR (a)	271	29,967
BeiGene Ltd. (a)	331	3,517
BeiGene Ltd. ADR (a)	79	10,929
BioNTech SE ADR (a)	229	3,852
bluebird bio, Inc. (a)	183	14,823
Blueprint Medicines Corp. (a)	89	6,127
Bridgebio Pharma, Inc.	219	4,952
Coherus BioSciences, Inc. (a)	288	5,003
Crinetics Pharmaceuticals, Inc. (a)	261	4,596
FibroGen, Inc. (a)	394	15,425
Global Blood Therapeutics, Inc. (a)	496	23,783
Intercept Pharmaceuticals, Inc. (a)	258	18,777
Ionis Pharmaceuticals, Inc. (a)	36	2,006
Morphic Holding, Inc.	168	2,352
Natera, Inc. (a)	510	19,645
Neurocrine Biosciences, Inc. (a)	373	37,110
Principia Biopharma, Inc. (a)	279	9,851
Sage Therapeutics, Inc. (a)	407	55,210
Sarepta Therapeutics, Inc. (a)	364	30,234
Scholar Rock Holding Corp. (a)	89	823
Seattle Genetics, Inc. (a)	28	3,007
The Medicines Company(a)	323	16,954
Turning Point Therapeutics, Inc.	486	18,643
Vertex Pharmaceuticals, Inc. (a)	655	128,039
Xencor, Inc. (a)	200	6,842
Zai Lab Ltd. ADR (a)	445	15,037
		838,617
Health Care Equipment & Supplies - 3.3%
Axonics Modulation Technologies, Inc. (a)	188	4,647
Becton, Dickinson & Co.	106	27,136
Boston Scientific Corp. (a)	6,764	282,059
Danaher Corp.	362	49,891
DexCom, Inc. (a)	322	49,665
Edwards Lifesciences Corp. (a)	119	28,367
InMode Ltd. (a)	98	3,014
Insulet Corp. (a)	256	37,202
Intuitive Surgical, Inc. (a)	450	248,828
Novocure Ltd. (a)	183	13,110
Shockwave Medical, Inc. (a)	674	22,929
Tandem Diabetes Care, Inc. (a)	364	22,415
TransMedics Group, Inc.	309	5,543
		794,806
Health Care Providers & Services - 1.7%
Guardant Health, Inc.	273	18,974
Humana, Inc.	136	40,011
Notre Dame Intermedica Participacoes SA	663	9,919
UnitedHealth Group, Inc.	1,355	342,409
		411,313
Health Care Technology - 0.1%
Livongo Health, Inc.	200	4,318
Phreesia, Inc.	399	11,822
		16,140
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)	400	23,200
Adaptive Biotechnologies Corp.	300	7,820
IQVIA Holdings, Inc. (a)	105	15,164
Thermo Fisher Scientific, Inc.	612	184,812
		230,996
Pharmaceuticals - 1.6%
AstraZeneca PLC sponsored ADR	2,263	110,955
Bristol-Myers Squibb Co.	1,777	101,946
Hansoh Pharmaceutical Group Co. Ltd. (d)	3,261	9,907
Horizon Pharma PLC (a)	152	4,394
Merck & Co., Inc.	180	15,599
MyoKardia, Inc. (a)	53	3,038
Nektar Therapeutics (a)	664	11,371
OptiNose, Inc. (a)	764	5,974
Roche Holding AG (participation certificate)	48	14,446
Zoetis, Inc. Class A	894	114,360
Zogenix, Inc. (a)	111	4,956
		396,946

TOTAL HEALTH CARE		2,688,818

INDUSTRIALS - 5.3%
Aerospace & Defense - 1.7%
Elbit Systems Ltd.	27	4,426
General Dynamics Corp.	81	14,321
Lockheed Martin Corp.	430	161,972
Northrop Grumman Corp.	145	51,110
The Boeing Co.	508	172,674
United Technologies Corp.	34	4,882
		409,385
Airlines - 0.3%
Spirit Airlines, Inc. (a)	1,766	66,331
Commercial Services & Supplies - 0.0%
HomeServe PLC	927	13,917
Industrial Conglomerates - 1.4%
General Electric Co.	28,535	284,779
Honeywell International, Inc.	334	57,692
		342,471
Machinery - 0.1%
Fanuc Corp.	24	4,734
Fortive Corp.	132	9,108
Rational AG	8	6,090
		19,932
Professional Services - 0.1%
Equifax, Inc.	123	16,815
Road & Rail - 1.7%
Knight-Swift Transportation Holdings, Inc. Class A	1,487	54,216
Lyft, Inc.	8,784	364,009
		418,225

TOTAL INDUSTRIALS		1,287,076

INFORMATION TECHNOLOGY - 36.3%
Electronic Equipment & Components - 0.1%
Coherent, Inc. (a)	85	12,658
Flextronics International Ltd. (a)	828	9,729
		22,387
IT Services - 6.9%
Akamai Technologies, Inc. (a)	530	45,845
Black Knight, Inc. (a)	372	23,882
Endava PLC ADR (a)	331	14,236
Fidelity National Information Services, Inc.	175	23,058
Fiserv, Inc. (a)	88	9,340
GDS Holdings Ltd. ADR (a)	62	2,584
GoDaddy, Inc. (a)	111	7,218
MasterCard, Inc. Class A	1,698	470,023
MongoDB, Inc. Class A (a)	139	17,760
Okta, Inc. (a)	529	57,698
PagSeguro Digital Ltd. (a)	833	30,888
PayPal Holdings, Inc. (a)	2,312	240,679
Riskified Ltd. warrants (a)(b)(c)	5	0
Shopify, Inc. Class A (a)	151	47,349
Twilio, Inc. Class A (a)	424	40,941
Visa, Inc. Class A	3,584	641,034
Wix.com Ltd. (a)	192	23,437
		1,695,972
Semiconductors & Semiconductor Equipment - 10.5%
Advanced Micro Devices, Inc. (a)	2,999	101,756
Applied Materials, Inc.	504	27,347
ASML Holding NV	93	24,363
Inphi Corp. (a)	531	38,168
Lam Research Corp.	604	163,708
Marvell Technology Group Ltd.	24,551	598,799
Microchip Technology, Inc.	153	14,426
Micron Technology, Inc. (a)	4,258	202,468
Monolithic Power Systems, Inc.	170	25,486
NVIDIA Corp.	2,785	559,841
NXP Semiconductors NV	3,308	376,053
Qorvo, Inc. (a)	130	10,512
Qualcomm, Inc.	4,634	372,759
SolarEdge Technologies, Inc. (a)	134	11,385
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	325	16,780
Universal Display Corp.	93	18,617
		2,562,468
Software - 11.0%
Adobe, Inc. (a)	982	272,927
Atlassian Corp. PLC (a)	100	12,079
Cloudflare, Inc.	300	4,547
Coupa Software, Inc. (a)	177	24,336
Elastic NV	506	36,437
HubSpot, Inc. (a)	206	31,951
Intuit, Inc.	178	45,835
Lightspeed POS, Inc. (a)	1,245	32,479
LivePerson, Inc. (a)	441	18,103
Microsoft Corp.	8,303	1,190,401
Paycom Software, Inc. (a)	224	47,383
RingCentral, Inc. (a)	324	52,332
Salesforce.com, Inc. (a)	4,390	686,991
ServiceNow, Inc. (a)	298	73,683
Synopsys, Inc. (a)	71	9,638
Tanium, Inc. Class B (a)(b)(c)	131	1,104
The Trade Desk, Inc. (a)	284	57,027
Workday, Inc. Class A (a)	595	96,485
Zendesk, Inc. (a)	36	2,543
		2,696,281
Technology Hardware, Storage & Peripherals - 7.8%
Apple, Inc.	7,386	1,837,350
Western Digital Corp.	1,078	55,679
		1,893,029

TOTAL INFORMATION TECHNOLOGY		8,870,137

MATERIALS - 0.1%
Chemicals - 0.1%
Livent Corp.	330	2,264
The Chemours Co. LLC	984	16,147
		18,411
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Ant International Co. Ltd. Class C (a)(b)(c)	2,450	16,121
Real Estate Management & Development - 0.0%
Redfin Corp. (a)	541	9,408

TOTAL REAL ESTATE		25,529

UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy, Inc.	53	12,632
ORSTED A/S (d)	31	2,719
		15,351
TOTAL COMMON STOCKS
(Cost $18,353,096)		23,558,846

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Neutron Holdings, Inc.:
Series C (a)(b)(c)	26,100	6,329
Series D (b)(c)	58,561	14,201
Topgolf International, Inc. Series F (a)(b)(c)	217	3,368
		23,898
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series E (a)(b)(c)	282	5,527
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (b)(c)	17	843
Series B (b)(c)	3	149
Series C (b)(c)	28	1,388
		2,380
TOTAL CONSUMER DISCRETIONARY		31,805
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.2%
Roofoods Ltd. Series F (a)(b)(c)	17	7,104
Sweetgreen, Inc.:
Series C (b)(c)	13	222
Series D (b)(c)	205	3,506
Series H (b)(c)	1,969	33,670
Series I (b)(c)	482	8,242
		52,744
Food Products - 0.0%
Agbiome LLC Series C (a)(b)(c)	557	2,997
Tobacco - 0.1%
JUUL Labs, Inc. Series E (a)(b)(c)	127	17,520
TOTAL CONSUMER STAPLES		73,261
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc. Series F (a)(b)(c)	339	4,173
Generation Bio Series B (a)(b)(c)	200	1,818
Nuvation Bio, Inc. Series A (b)(c)(e)	7,400	5,708
		11,699
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.1%
ContextLogic, Inc. Series G (a)(b)(c)	67	9,016
Starry, Inc.:
Series C (a)(b)(c)	3,181	4,549
Series D (b)(c)	3,368	4,816
		18,381
IT Services - 0.0%
Riskified Ltd. Series E (b)(c)	25	5,947
Software - 0.1%
Bird Rides, Inc.:
Series C (b)(c)	1,434	18,524
Series D (b)(c)	200	2,584
Compass, Inc. Series E (a)(b)(c)	28	4,424
UiPath, Inc.:
Series A1 (b)(c)	91	3,581
Series B1 (b)(c)	5	197
Series B2 (b)(c)	23	905
		30,215
TOTAL INFORMATION TECHNOLOGY		54,543
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Sonder Canada, Inc. Series D (b)(c)	528	5,542

TOTAL CONVERTIBLE PREFERRED STOCKS		176,850

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (b)(c)	9	446
TOTAL PREFERRED STOCKS
(Cost $147,574)		177,296

Money Market Funds - 2.7%
Fidelity Cash Central Fund 1.83% (f)
(Cost $653,216)	653,086	653,216
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $19,153,886)		24,389,358
NET OTHER ASSETS (LIABILITIES) - 0.1%		33,889
NET ASSETS - 100%		$24,423,247

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $226,587 or 0.9% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,429 or 0.1% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$4,707
Agbiome LLC Series C	6/29/18	$3,528
Allbirds, Inc.	10/9/18	$2,358
Allbirds, Inc.	10/9/18	$494
Allbirds, Inc. Series A	10/9/18	$932
Allbirds, Inc. Series B	10/9/18	$165
Allbirds, Inc. Series C	10/9/18	$1,535
Ant International Co. Ltd. Class C	5/16/18	$13,745
Bird Rides, Inc. Series C	12/21/18	$16,843
Bird Rides, Inc. Series D	9/30/19	$2,584
Compass, Inc. Series E	11/3/17	$1,889
ContextLogic, Inc. Series G	10/24/17	$9,014
Generation Bio Series B	2/21/18	$1,829
JUUL Labs, Inc. Class A	12/20/17 - 7/6/18	$5,804
JUUL Labs, Inc. Series E	12/20/17 - 7/6/18	$3,263
Neutron Holdings, Inc. Series C	7/3/18	$4,772
Neutron Holdings, Inc. Series D	1/25/19	$14,201
Nuvation Bio, Inc. Series A	6/17/19	$5,708
Riskified Ltd. warrants	10/28/19	$0
Riskified Ltd. Series E	10/28/19	$5,947
Roofoods Ltd. Series F	9/12/17	$6,011
Sonder Canada, Inc. Series D	5/21/19	$5,542
Starry, Inc. Series C	12/8/17	$2,933
Starry, Inc. Series D	3/6/19	$4,816
Sweetgreen, Inc. Series C	9/13/19	$222
Sweetgreen, Inc. Series D	9/13/19	$3,506
Sweetgreen, Inc. Series H	11/9/18	$25,676
Sweetgreen, Inc. Series I	9/13/19	$8,242
Tanium, Inc. Class B	4/21/17	$650
The Honest Co., Inc. Series E	9/28/17	$5,529
Topgolf International, Inc. Series F	11/10/17	$3,002
UiPath, Inc. Series A1	6/14/19	$3,581
UiPath, Inc. Series B1	6/14/19	$197
UiPath, Inc. Series B2	6/14/19	$905

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,277
Total	$1,277

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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